SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) reporting_unit	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Cash and Cash Equivalents [Line Items]
Net cash (used in) provided by financing activities	$ (7,503)	$ 3,476	$ 840
Number of reporting units | reporting_unit	2
Restatement Adjustment
Cash and Cash Equivalents [Line Items]
Net cash (used in) provided by financing activities			$ 300